S-K 1602, SPAC Registered Offerings	Dec. 19, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination), or by such earlier liquidation date as our board of directors may approve, the founder shares and private warrants will expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Acquisition Process

In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspection of facilities, as applicable, as well as a review of financial, operational, legal and other information about the target and its industry which will be made available to us. If we determine to move forward with a particular target, we will proceed to structure and negotiate the terms of the business combination transaction.

The time required to select and evaluate a target business and to structure and complete our initial business combination, and the costs associated with this process, are not currently ascertainable with any degree of certainty. Any costs incurred with respect to the identification and evaluation of, and negotiation with, a prospective target business with which our initial business combination is not ultimately completed will result in our incurring losses and will reduce the funds available for us to use to complete another business combination.

SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us for permitted withdrawals (less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe, How Extended [Text Block]

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding taxes payable on the interest earned on the trust account). Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination, we will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private warrants be deposited in a trust account. Of the $224,670,000 in gross proceeds we receive from this offering and the sale of the private warrants described in this prospectus, or $258,000,000 if the underwriters’ over-allotment option is exercised in full, $220,000,000 ($10.00 per unit), or $253,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $2,200,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $2,470,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. Further, the underwriters have agreed to make a payment to us in an amount equal to $550,000, or $632,500 if the over-allotment option is exercised in full, to reimburse us for certain of our expenses in connection with this offering and for expenses to be incurred by us following this offering as a public company. This reimbursement will have the effect of increasing the proceeds available to us outside of the trust account. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for the withdrawal of interest with respect to permitted withdrawals and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, subject to applicable law.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination as well as paying our expenses, including the business combination marketing fee owed to BTIG upon consummation of our initial business combination, as described under the section titled “Underwriting”. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the business combination marketing fees we will pay to the underwriters. See “Underwriting”. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of September 15, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.34	$6.75	$3.25	$5.81	$4.19	$4.13	$5.87	$0.20	$9.80
Assuming No Full Exercise of Over-Allotment Option
$7.31	$6.71	$3.29	$5.77	$4.23	$4.09	$5.91	$0.19	$9.81

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Soren Holdings LLC

$25,000 per month (the “Administrative Services Fee”)

8,433,333 Class B ordinary shares(1)

4,670,000 private warrants to be purchased simultaneously with the closing of this offering (or 5,000,000 private warrants if the over-allotment option is exercised in full)

Office space, utilities and secretarial and administrative support $25,000 $4,670,000 (or $5,000,000 if the over-allotment option is exercised in full)
	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $1,500,000 in working capital loans, which loans may be convertible into private warrants of the post-business combination entity at a price of $1.00 per warrant at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Soren Holdings LLC, our officers, directors, advisors or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(3)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

Soren Holdings LLC, or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions(4)	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions

(1)      Assuming full exercise of the over-allotment option.

(2)      As of the date of this prospectus, no such arrangements are currently in place.

(3)      As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination), but would not in any event be paid out of the Administrative Services Fee.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private warrants), and (B) assume the issuance of 22,000,000 Class A ordinary shares (or 25,300,000 Class A ordinary shares if the over-allotment option is exercised in full) and 8,433,333 founder shares (up to 1,100,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of September 15, 2025
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.32	7.35	6.72	6.76	5.78	5.82	4.10	4.14	0.20	0.21
Pro forma net tangible book value after this offering	7.31	7.34	6.71	6.75	5.77	5.81	4.09	4.13	0.19	0.20
Dilution to public shareholders	2.69	2.66	3.29	3.25	4.23	4.19	5.91	5.87	9.81	9.80
% Dilution to public shareholders	26.90%	26.60%	32.90%	32.50%	42.30%	41.90%	59.10%	58.70%	98.10%	98.00%
Net tangible book value	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)

Numerator:
Net tangible book value deficit before this offering	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)	(113,860)
Net proceeds from this offering and the sale of private warrants	221,870,000	254,870,000	221,870,000	254,870,000	221,870,000	254,870,000	221,870,000	254,870,000	221,870,000	254,870,000
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	122,531	122,531	122,531	122,531	122,531	122,531	122,531	122,531	122,531	122,531
Less: Overallotment liability	(275,300)	—	(275,300)	—	(275,300)	—	(275,300)	—	(275,300)	—
Less: Redemptions	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)
Total	221,603,371	254,878,671	166,603,371	191,628,671	111,603,371	128,378,671	56,603,371	65,128,671	1,603,371	1,878,671

Denominator:
Ordinary shares outstanding prior to this offering	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333	8,433,333
Ordinary shares forfeited if over-allotment is not exercised	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—
Ordinary shares offered	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Less: Ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
Representative Shares	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Total	30,333,333	34,733,333	24,833,333	28,408,333	19,333,333	22,083,333	13,833,333	15,758,333	8,333,333	9,433,333

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $0.10 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $2,200,000 in the aggregate (or up to $2,530,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters. See “Use of Proceeds.”

(2)

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”